FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Stephen A. Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
          ------------------------------------------------------------

                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen A. Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 891-2100
         -----------------------

Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY               08/14/06
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-4341
                       ------------

Name:  J. Ezra Merkin*
       --------------------

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:         1*
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Form 13F Information Table Entry Total:   18
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Form 13F Information Table Value Total:   $ 1,519,282  (thousands)
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List of Other Included Managers:

                         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   1*
--------------------------------------------------------------------------------

          Form 13F File Number:  28-4341
--------------------------------------------------------------------------------

          Name:    J. Ezra Merkin
--------------------------------------------------------------------------------


*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                               STEPHEN A. FEINBERG
                                    FORM 13F
                                  June 30, 2006


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                     Column 2         Column 3    Column 4        Column 5       Column 6   Column 7        Column 8

                                 Title of                    Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                  Class           CUSIP     (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ATLAS AIR WORLDWIDE HLDGS IN    Com New           49164205    $ 68,941    1,405,817  SH        SOLE      N/A      1,405,817
BIOSPHERE MEDICAL INC           Com               09066V103   $  9,901    1,559,268  SH        SOLE      N/A      1,559,268
BLUELINX HLDGS INC              Com               09624H109   $231,126   18,100,000  SH        SOLE      N/A     18,100,000
CONSECO INC                     Com New           208464883   $ 48,347    2,092,953  SH        SOLE      N/A      2,092,953
CONSECO INC                     W EXP 09/10/200   208464123   $    245      108,891  SH        SOLE      N/A        108,891
GRAPHIC PACKAGING CORP DEL      Com               388688103   $  3,838    1,012,650  SH        SOLE      N/A      1,012,650
HEALTHAXIS INC                  Com New           42219D308   $     12       11,750  SH        SOLE      N/A         11,750
HEINZ H J CO                    Com               423074103   $ 17,642      428,000  SH        SOLE      N/A        428,000
K & F INDS HOLDINGS INC         Com               482241106   $  4,887      275,659  SH        SOLE      N/A        275,659
MICROSOFT CORP                  Com               594918104   $ 39,960    1,715,000  SH        SOLE      N/A      1,715,000
RETAIL VENTURES INC             Com               76128Y102   $ 15,388      863,500  SH        SOLE      N/A        863,500
SEPRACOR INC                    Com               817315104   $114,280    2,000,000  SH        SOLE      N/A      2,000,000
SPEEDUS CORP                    Com               847723103   $     28       21,548  SH        SOLE      N/A         21,548
SSA GLOBAL TECHNOLOGIES INC     Com               78465P108   $836,341   43,154,833  SH        SOLE      N/A     43,154,833
SUN HEALTHCARE GROUP INC        Com New           866933401   $  6,843      787,401  SH        SOLE      N/A        787,401
UAL CORP                        Com New           902549807   $    544       17,550  SH        SOLE      N/A         17,550
WALTER INDS INC                 Com               93317Q105   $115,300    2,000,000  SH        SOLE      N/A      2,000,000
WINTHROP RLTY TR                SH BEN INT        976391102   $  5,659      952,657  SH        SOLE      N/A        952,657